Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 121,662	$ 621,974	$ 1,047,641	$ 1,415,745	$ 1,669,357
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	118,779	15,185	50,662	21,881	355,738
Amortization of right of use assets		1,598	3,167
Loss on disposal of property, plant and equipment		1,444	1,413
Accrued interest income from loans, net	(193,762)	(47,807)	(102,418)	(21,699)	(6,525)
Net investment (gain) loss	(228,104)	(88,846)	(208,626)	19,363	(103,375)
Provision for credit losses of receivables and advances to suppliers	7,925	71,984	(2,325)	(6,442)	(123,754)
Reversal of allowance for obsolete inventories		(4,469)	5,559	2,217	(5,317)
Deferred income tax	169,778	289,720	339,332	177,029	340,624
Changes in operating assets and liabilities:
Short-term investments – trading securities	27,750	400,374	(1,696,545)	2,418,675	(2,625,216)
Accounts receivable	756,799	(1,081,209)	567,480	(2,490,725)	(1,100,056)
Accounts receivable – related party		398,622	390,197	499,933	578,157
Advance to suppliers	(18,246)	469,979	472,219	560,352	(184,369)
Deferred offering cost		(130,134)	(130,134)	60,000	155,915
Inventories	21,859	(44,044)	194,872	(57,899)	(276,672)
Prepaid expenses and other current assets	47,525	(189,358)	(13,028)	89,583	769,913
Accounts payable	80,817	(109,021)	(146,642)	225,198	127,422
Advance from customers	(2,899)	73,900	4,632
Deferred revenue	(98,668)	(447,227)	(787,062)	261,856	12,089
Tax payable	1,737	122,326	291,578	488,419	327,807
Operating lease liabilities		(1,598)	(3,167)
Due to related parties		571	(584)	(3,320)	1,062
Accrued expenses and other current liabilities	(58,829)	(123,095)	(340,133)	163,884	(127,375)
Net cash provided by operating activities	754,123	200,869	(61,912)	3,824,050	(214,575)
Investing Activities
Advance payment for software development	(333,005)	(346,635)
Loans to third parties	(2,618,726)	(2,986,321)	(11,260,542)	(5,498,997)	(356,595)
Repayment of third-party loans	2,443,523	600,000	8,830,933	199,463	317,059
Prepayment for office renovation		(123,597)	(150,156)
Purchases of property, plant and equipment	(9,865)	(140,536)	(186,499)
Purchases of held-to-maturity investments	(9,500,000)	(8,000,000)	(11,000,000)	(1,932,080)	(1,240,329)
Deposit for possible acquisition	(1,010,041)
Redemption of held-to-maturity Investments			7,159,018		1,705,453
Net cash used in investing activities	(11,028,114)	(10,997,089)	(6,946,555)	(7,349,231)	400,006
Financing activities:
Borrowing from third parties				2,749,498
Advance from private placement	8,200,000
Proceeds from issuance of ordinary shares		15,142,902	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902	15,142,902	2,749,498
Effect of exchange rate changes on cash	(21,488)	(54,572)	(26,058)	(112,465)	44,323
Net (decrease) increase in cash	(2,095,479)	4,292,110	8,108,377	(888,148)	229,754
Cash at the beginning of period	9,311,537	1,203,160	1,203,160	2,091,308	1,861,554
Cash at the end of period	7,216,058	5,495,270	9,311,537	1,203,160	2,091,308
Supplemental disclosures of cash flow information:
Cash paid for income taxes	79,149	21,104	36,504	45,002	32,646
Cash paid for interest	50,912	80,159
Non-cash transactions:
Deferred offering cost		$ 1,049,367	1,049,367
Operating right-of-use assets recognized for related operating lease liabilities				6,820
Previously Reported [Member]
Investing Activities
Advance payment for software development			$ (339,309)	$ (117,617)	$ (25,582)